SHORT-TERM BANK LOAN- Additional Information (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2011	Dec. 31, 2010
Debt Instrument [Line Items]
Short-term bank loan	$ 1,587	$ 3,020
Restricted cash	$ 1,587	$ 679
Short-term bank loan
Debt Instrument [Line Items]
Debt, interest rate	5.4667%	5.31%
Debt, maturity period	2012-09